EMPLOYEE BENEFIT PLAN (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EMPLOYEE BENEFIT PLAN
Contribution for employee benefits	¥ 72,867	¥ 68,192	¥ 89,682